SHORT-TERM AND LONG-TERM DEBT - Composition of short-term debt (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Short-term bank loans and other credit facilities	$ 1,462	$ 1,016
Current portion of long-term debt	1,525	1,550
Lease obligations	186	182
Total	$ 3,173	$ 2,748
Weighted average
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate on short-term borrowings	4.20%	5.00%